Note 15 - Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	Number of Shares	Preferred Shares Amount	Dividends paid-in-kind	Total
Balance, January 1, 2017	35,505	29,000,000	4,804,948	33,804,948
Dividends declared	1,809	-	1,808,811	1,808,811
Balance, December 31, 2017	37,314	29,000,000	6,613,759	35,613,759
Dividends declared	1,333	-	1,335,733	1,335,733
Shares distributed to EuroDry	(19,042)	(14,500,000)	(3,692,131)	(18,192,131)
Balance, December 31, 2018	19,605	14,500,000	4,257,361	18,757,361
Dividends declared	81	-	78,639	78,639
Redemption of shares	(11,686)	(8,155,055)	(3,530,945)	(11,686,000)
Preferred deemed dividend	-	504,577	-	504,577
Balance, December 31, 2019	8,000	6,849,522	805,055	7,654,577